Scedule III Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 77,593	$ 84,046	$ 93,755
Life insurance in force, Ceded to other companies	67,376	73,019	82,448
Life insurance in force, Assumed from other companies	0	0	0
Life insurance in force, Net amount	10,217	11,027	11,307
Life insurance in force, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums and policy fees, Direct amount	63,158	52,282	41,747
Premiums and policy fees, Ceded to other companies	1,442	1,549	1,556
Premiums and policy fees, Assumed from other companies			1
Premiums and policy fees, Net amount	61,716	50,733	40,192
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	902	1,389	1,088
Premiums and policy fees, Ceded to other companies	916	975	1,009
Premiums and policy fees, Net amount	(14)	414	79
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Individual Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	58,727	47,280	36,997
Premiums and policy fees, Net amount	58,727	47,280	36,997
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	3,529	3,613	3,662
Premiums and policy fees, Ceded to other companies	526	574	547
Premiums and policy fees, Assumed from other companies			1
Premiums and policy fees, Net amount	$ 3,003	$ 3,039	$ 3,116
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%